NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Nationwide Leaders Fund

Supplement dated December 10, 2009 to the
Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 2, 2009, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) approved a Plan of Reorganization between the NVIT Nationwide Leaders Fund (the “Leaders Fund”) and the NVIT Nationwide Fund (the “Nationwide Fund”), each a series of the Trust, whereby the Leaders Fund would be merged into the Nationwide Fund.

The Board's decision to reorganize the Leaders Fund is subject to approval of the Leaders Fund’s shareholders.  In the near future, shareholders of the Leaders Fund will receive a proxy statement/prospectus that contains more information about the merger and the Nationwide Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Health Sciences Fund

Supplement dated December 10, 2009 to the
Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 2, 2009, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) approved a Plan of Reorganization between the NVIT Health Sciences Fund (the “Health Sciences Fund”) and the NVIT Multi-Manager Large Cap Growth Fund (the “Large Cap Growth Fund”), each a series of the Trust, whereby the Health Sciences Fund would be merged into the Large Cap Growth Fund.

The Board's decision to reorganize the Health Sciences Fund is subject to approval of the Health Sciences Fund’s shareholders.  In the near future, shareholders of the Health Sciences Fund will receive a proxy statement/prospectus that contains more information about the merger and the Large Cap Growth Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Technology and Communications Fund

Supplement dated December 10, 2009 to the
Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 2, 2009, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) approved a Plan of Reorganization between the NVIT Technology and Communications Fund (the “Technology Fund”) and the NVIT Multi-Manager Large Cap Growth Fund (the “Large Cap Growth Fund”), each a series of the Trust, whereby the Technology Fund would be merged into the Large Cap Growth Fund.

The Board's decision to reorganize the Technology Fund is subject to approval of the Technology Fund’s shareholders.  In the near future, shareholders of the Technology Fund will receive a proxy statement/prospectus that contains more information about the merger and the Large Cap Growth Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT U.S. Growth Leaders Fund

Supplement dated December 10, 2009 to the
Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 2, 2009, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) approved a Plan of Reorganization between the NVIT U.S. Growth Leaders Fund (the “U.S. Leaders Fund”) and the NVIT Multi-Manager Large Cap Growth Fund (the “Large Cap Growth Fund”), each a series of the Trust, whereby the U.S. Leaders Fund would be merged into the Large Cap Growth Fund.

The Board's decision to reorganize the U.S. Leaders Fund is subject to approval of the U.S. Leaders Fund’s shareholders.  In the near future, shareholders of the U.S. Leaders Fund will receive a proxy statement/prospectus that contains more information about the merger and the Large Cap Growth Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Gartmore NVIT Global Utilities Fund

Supplement dated December 10, 2009 to the
Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 2, 2009, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) approved a Plan of Reorganization between the Gartmore NVIT Global Utilities Fund (the “Utilities Fund”) and the NVIT Multi-Manager Large Cap Value Fund (the “Large Cap Value Fund”), each a series of the Trust, whereby the Utilities Fund would be merged into the Large Cap Value Fund.

The Board's decision to reorganize the Utilities Fund is subject to approval of the Utilities Fund’s shareholders.  In the near future, shareholders of the Utilities Fund will receive a proxy statement/prospectus that contains more information about the merger and the Large Cap Value Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Global Financial Services Fund

Supplement dated December 10, 2009 to the
Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 2, 2009, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) approved a Plan of Reorganization between the NVIT Global Financial Services Fund (the “Financial Services Fund”) and the NVIT Multi-Manager Large Cap Value Fund (the “Large Cap Value Fund”), each a series of the Trust, whereby the Financial Services Fund would be merged into the Large Cap Value Fund.

The Board's decision to reorganize the Financial Services Fund is subject to approval of the Financial Services Fund’s shareholders.  In the near future, shareholders of the Financial Services Fund will receive a proxy statement/prospectus that contains more information about the merger and the Large Cap Value Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE